Earnings (Loss) Per Share (Tables)	3 Months Ended
Mar. 31, 2020
Earnings (Loss) Per Share
Schedule of basic and diluted earnings (loss) per share calculations

The table below shows our basic and diluted earnings (loss) per share calculations (in thousands, except share and per share amounts):

	Three months ended March 31,
	2020	2019
Net loss	$(34,618)	$(23,440)
Weighted average shares outstanding
Basic	2,897,568	2,672,502
Diluted	2,897,568	2,672,502
Basic earnings per common share	$(11.95)	$(8.77)
Diluted earnings per common share	$(11.95)	$(8.77)